Subsequent Events (Details) (Interest Rate Swaps [Member], USD $) In Thousands, unless otherwise specified	Aug. 07, 2012
Interest Rate Swaps [Member]
Subsequent Event [Line Items]
Interest rate swap fixed rate from July 2013 until July 2017	1.0425%
Notional amount of interest rate swap agreement maturing in July 2017	$ 450,000